GENERAL (Acquisition of Lioli Ceramica Pvt Ltd) (Narrative) (Details) $ in Thousands		1 Months Ended
	Oct. 05, 2020 USD ($)	Jul. 31, 2024 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) Country	Jun. 30, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of countries in which entity sells products | Country				60
Lioli Ceramica Pvt Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	55.00%
Total net consideration	$ 13,574
Deferred consideration additional amount	10,000						$ 1,780
Fair value of Deferred consideration	$ 1,492
Fair value of non-controlling interests				$ 2,200		$ 7,789
Purchased additional shares | shares		10,699,162	9,870,000
Purchased additional share amount		$ 1,600	$ 2,500
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Business Acquisition [Line Items]
Ownership interest, percentage		80.70%	60.40%		80.70%